EQUITABLE AMERICA	DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
Email: darin.smith@equitable.com

September 18, 2020

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable America Variable Account 70A of Equitable Financial Life Insurance Company of America

Initial Registration Statement on Form N-4

Retirement Cornerstone Series 19

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to Equitable America’s Variable Account 70A.

This Registration Statement relates to a new version of the Retirement Cornerstone Series 19 variable deferred annuity contract to be issued by Equitable America with variable investment options funded through Equitable America’s Variable Account 70A. The contract will be offered and sold through both Equitable America’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Variable Account 70A, and the distributors of the Retirement Cornerstone Series 19 contracts are Equitable Distributors, LLC and Equitable Advisors, Inc., both of which are affiliates of Equitable America.

There are no principal differences between the Equitable America version of Retirement Cornerstone Series 19 and the current version Retirement Cornerstone Series 19 under Equitable Financial Life Insurance Company (“Equitable Financial”). The current Retirement Cornerstone Series 19 is covered by Equitable Financial’s Form N-4 Registration Statement File No. 333-229766 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Equitable America version of Retirement Cornerstone Series 19 Registration Statement becomes effective, and subject to state approval, that Equitable America’s Retirement Cornerstone Series 19 will replace Equitable Financial’s Retirement Cornerstone Series 19 for new offers and sales in all states except New York and Puerto Rico.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure in the Equitable America’s Retirement Cornerstone Series 19. The disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Retirement Cornerstone Series 19 prospectus under Equitable Financial’s Form N-4 Registration Statement File No. 333-229766.

We would like to have Equitable America Retirement Cornerstone Series 19 effective by November 27, 2020. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before November 9, 2020, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith

525 WASHINGTON BOULEVARD, JERSEY CITY, NJ 07310